Commitments and Contingencies (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016
Commitments and Contingencies Disclosure [Abstract]
Schedule of Future Financial Obligations Under Leases

The schedule below details the future financial obligations under the active leases.

	Remaining nine months 2017	2018	2019	2020	2021	2022	Total Obligation
Wayne - Corporate HQ	$87,000	$118,000	$119,000	$120,000	$122,000	$20,000	$586,000

London Office	37,000	-	-	-	-	-	37,000

Total Lease Obligations	$124,000	$118,000	$119,000	$120,000	$122,000	$20,000	$623,000

The schedule below details the future financial obligations under active lease through March 2017 and the amendment entered into in February 2017.

	2017	2018	2019	2020	2021	2022	TOTAL OBLIGATION
Wayne - Corporate HQ	$106,000	$118,000	$119,000	$120,000	$122,000	$20,000	$605,000

Total Lease Obligations	$106,000	$118,000	$119,000	$120,000	$122,000	$20,000	$605,000